UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue

32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue

32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2022

Date of reporting period: September 30, 2021

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended [17 CFR § 270.30e-1], is attached hereto.

Semi-Annual Report Quadratic Interest Rate Volatility and Inflation Hedge ETF Quadratic Deflation ETF September 30, 2021

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that KraneShares Trust uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month year ended June 30, are available (i) without charge, upon request, by calling 855-857-2638; and (ii) on the Commission’s website at http://www.sec.gov.

Fund shares may only be purchased or redeemed from a Fund in large Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Schedules of Investments (Unaudited) September 30, 2021

Quadratic Interest Rate Volatility and Inflation Hedge ETF

	Shares	Value
EXCHANGE - TRADED FUND — 88.1%
Schwab US TIPS ETF‡	47,993,433	$3,003,429,037
TOTAL EXCHANGE - TRADED FUND (Cost $2,970,239,139)		3,003,429,037

PURCHASED OPTIONS(A) — 5.1%
TOTAL PURCHASED OPTIONS (Cost $252,989,500)		173,099,575
TOTAL INVESTMENTS — 93.2% (Cost $3,223,228,639)		3,176,528,612
OTHER ASSETS LESS LIABILITIES — 6.8%		230,166,379
NET ASSETS — 100%		$3,406,694,991
‡	For financial information on the Schwab US TIPS ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(A)	Refer to option table below.

A list of open option contracts held by the Fund at September 30, 2021 was as follows:

Description	Counterparty	Number of Contracts^	Notional Amount†	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 5.1%
Call Options
CMS 10Y – 2Y	Nomura	500,000	$15,500,000	0.45%	10/03/23	$15,833,311
CMS 10Y – 2Y	Morgan Stanley	600,000	16,620,000	0.63	03/01/23	17,200,163
CMS 10Y – 2Y	Goldman Sachs	250,000	5,920,000	0.53	12/14/21	15,070,182
CMS 10Y – 2Y	Nomura	900,000	28,250,000	0.83	01/25/23	17,488,902
CMS 10Y – 2Y	Goldman Sachs	1,500,000	33,593,750	0.95	07/12/23	18,188,574
CMS 10Y – 2Y	Goldman Sachs	750,000	23,625,000	0.48	06/19/24	19,722,027
CMS 10Y – 2Y	Goldman Sachs	850,000	21,329,250	0.80	10/12/22	19,918,660
CMS 10Y – 2Y	Goldman Sachs	1,000,000	24,812,500	1.25	07/29/22	7,993,826
CMS 10Y – 2Y	Goldman Sachs	800,000	13,500,000	1.10	04/11/23	7,476,685
CMS 10Y – 2Y	Nomura	1,100,000	20,252,500	1.13	02/13/24	7,455,026
CMS 10Y – 2Y	Nomura	440,000	8,459,000	0.75	06/15/22	13,732,251
CMS 10Y – 2Y	Goldman Sachs	1,200,000	28,425,000	1.15	12/01/22	11,204,830
CMS 10Y – 2Y	Goldman Sachs	950,000	12,600,000	1.60	03/02/22	1,767,476
CMS 10Y – 2Y	Morgan Stanley	20,000	102,500	1.625	07/12/23	47,662
Total Purchased Options			$252,989,500			$173,099,575
†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Price

CMS — Constant Maturity Swap

ETF — Exchange-Traded Fund

TIPS — Treasury Inflation Protected Security

The accompanying notes are an integral part of the financial statements.

Schedules of Investments (Unaudited) September 30, 2021

Quadratic Interest Rate Volatility and Inflation Hedge ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$3,003,429,037	$—	$—	$3,003,429,037
Purchased Options	—	173,099,575	—	173,099,575
Total Investments in Securities	$3,003,429,037	$173,099,575	$—	$3,176,528,612

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments (Unaudited) September 30, 2021

Quadratic Deflation ETF

	Shares	Value
EXCHANGE - TRADED FUND — 86.2%
Vanguard Long-Term Treasury ETF‡	52,891	$4,639,070
TOTAL EXCHANGE - TRADED FUND (Cost $4,824,128)		4,639,070

PURCHASED OPTION(A) — 3.3%
TOTAL PURCHASED OPTION (Cost $217,250)		178,791
TOTAL INVESTMENTS — 89.5% (Cost $5,041,378)		4,817,861
OTHER ASSETS LESS LIABILITIES — 10.5%		567,992
NET ASSETS — 100%		$5,385,853
‡	For financial information on the Vanguard Long-Term Treasury ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(A)	Refer to option table below.

A list of open option contracts held by the Fund at September 30, 2021 was as follows:

Description	Counterparty	Number of Contracts^	Notional Amount†	Exercise Price	Expiration Date	Market Value
PURCHASED OPTION — 3.3%
Put Options
CMS 30Y – 2Y	Goldman Sachs	11,000	$217,250	0.90%	09/21/22	$178,791
†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Price

CMS — Constant Maturity Swap

ETF — Exchange-Traded Fund

The following summarizes the market value of the Fund’s investments used as of September 30, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$4,639,070	$—	$—	$4,639,070
Purchased Option	—	178,791	—	178,791
Total Investments in Securities	$4,639,070	$178,791	$—	$4,817,861

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2021

	Quadratic Interest Rate Volatility and Inflation Hedge ETF	Quadratic Deflation ETF
Assets:
Investments at Value	$3,176,528,612	$4,817,861
Cash and Cash Equivalents	226,707,799	569,181
Receivable for Capital Shares Sold	51,489,896	—
Prepaid Expenses	12,930	—
Total Assets	3,454,739,237	5,387,042
Liabilities:
Payable for Investment Securities Purchased	45,376,322	—
Payable for Management Fees	2,659,545	1,168
Payable for Trustees’ Fee	8,379	21
Total Liabilities	48,044,246	1,189
Net Assets	$3,406,694,991	$5,385,853
Net Assets Consist of:
Paid-in Capital	$3,435,634,264	$5,610,559
Total Distributable Loss	(28,939,273)	(224,706)
Net Assets	$3,406,694,991	$5,385,853
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	122,400,002	225,002
Net Asset Value, Offering and Redemption Price Per Share	$27.83	$23.94
Cost of Investments	$3,223,228,639	$5,041,378

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the period ended September 30, 2021

	Quadratic Interest Rate Volatility and Inflation Hedge ETF	Quadratic Deflation ETF(1)
Investment Income:
Dividend Income	$72,863,471	$—
Interest Income	5,773	—
Total Investment Income	72,869,244	—

Expenses:
Management Fees†	15,794,270	1,230
Trustees’ Fees	57,544	21
Insurance Expense	15,340	—
Total Expenses	15,867,154	1,251
Management Fee Waiver†	(527,379)	(62)
Net Expenses	15,339,775	1,189
Net Investment Income (Loss)	57,529,469	(1,189)

Net Realized Gain (Loss) on:
Investments	22,802,576	—
Purchased Options	(17)	—
Net Realized Gain on Investments and Purchased Options	22,802,559	—

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	36,884,349	(185,058)
Purchased Options	(139,707,943)	(38,459)
Net Change in Unrealized Depreciation on Investments and Purchased Options	(102,823,594)	(223,517)
Net Realized and Unrealized Loss on Investments and Purchased Options	(80,021,035)	(223,517)
Net Decrease in Net Assets Resulting from Operations	$(22,491,566)	$(224,706)
†	See Note 3 in Notes to Financial Statements.
(1)	Commenced operations on September 20, 2021.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Quadratic Interest Rate Volatility and Inflation Hedge ETF
	Period Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Operations:
Net Investment Income (Loss)	$57,529,469	$(435,896)
Net Realized Gain on Investments and Purchased Options	22,802,559	23,443,709
Net Change in Unrealized Appreciation (Depreciation) on Investments and Purchased Options	(102,823,594)	54,454,184
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,491,566)	77,461,997

Distributions	(58,575,418)	(24,083,810)
Return of Capital	—	(6,180,242)

Capital Share Transactions:(1)
Issued	1,494,459,102	2,523,268,073
Redeemed	(636,555,408)	(41,254,541)
Increase in Net Assets from Capital Share Transactions	857,903,694	2,482,013,532
Total Increase in Net Assets	776,836,710	2,529,211,477

Net Assets:
Beginning of Period	2,629,858,281	100,646,804
End of Period	$3,406,694,991	$2,629,858,281

Share Transactions:
Issued	52,850,000	89,975,000
Redeemed	(22,825,000)	(1,475,000)
Net Increase in Shares Outstanding from Share Transactions	30,025,000	88,500,000
(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (concluded)

Quadratic Deflation ETF
Period Ended September 30, 2021 (Unaudited)(1)
Operations:
Net Investment Loss	$(1,189)
Net Unrealized Appreciation (Depreciation) on Investments and Purchased Options	(223,517)
Net Decrease in Net Assets Resulting from Operations	(224,706)

Capital Share Transactions:(2)
Issued	5,610,559
Increase in Net Assets from Capital Share Transactions	5,610,559
Total Increase in Net Assets	5,385,853

Net Assets:
Beginning of Period	—
End of Period	$5,385,853

Share Transactions:
Issued	225,002
Net Increase in Shares Outstanding from Share Transactions	225,002
(1)	Commenced operations on September 20, 2021.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2021 (Unaudited)

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss)on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Quadratic Interest Rate Volatility and Inflation Hedge ETF
2021***	28.47	0.51	(0.64)	(0.13)	(0.51)	—	—
2021	25.97	(0.02)	3.51	3.49	(0.90)	—	(0.09)
2020(1)	25.00	0.17	1.54	1.71	(0.51)	—	(0.23)

Quadratic Deflation ETF
2021***(2)	25.00	(0.01)	(1.05)	(1.06)	—	—	—
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2021. All ratios for the period have been annualized, except for the Total Return.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses from investments in other investment companies.
(1)	Commenced operations on May 14, 2019.
(2)	Commenced operations on September 20, 2021.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

(0.51)	27.83	(0.47)	3,406,695	0.96†‡	0.99†‡	3.61†‡	0††
(0.99)	28.47	13.65	2,629,858	0.94‡	0.99‡	(0.06)‡	0
(0.74)	25.97	6.95	100,647	0.97†‡	1.02†‡	0.78†‡	0††

—	23.94	(4.24)	5,386	0.96†‡	1.01†‡	(0.96)†‡	0††

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of September 30, 2021, the Trust had thirty one operational series. The financial statements herein and the related notes pertain to the Quadratic Interest Rate Volatility and Inflation Hedge ETF and the Quadratic Deflation ETF, (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified Funds, as defined under Section 5(b)(1) of the Investment Company Act of 1940. Krane Funds Advisors, LLC (“Krane” or the ‘‘Adviser’’), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the ‘‘Board’’). Quadratic Capital Management LLC (“Quadratic” or “Sub-Adviser”) serves as the sub-adviser to the Funds and is responsible for the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. Central Huijin Investment Limited, a mainland Chinese-domiciled entity, and HKSCC Nominees Limited, currently holds approximately 40.2% and 30.7%, respectively, of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 280 Park Avenue 32nd Floor, New York, New York, 10017, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), (the “Exchange”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 25,000 Shares or multiples thereof, called “Creation Units”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. The Funds will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

The Quadratic Interest Rate Volatility and Inflation Hedge ETF is a fixed income ETF that seeks to hedge relative interest rate movements, whether these movements arise from falling short-term interest rates or rising long-term interest rates, and to benefit from market stress when fixed income volatility increases, while providing the potential for enhanced inflation-protected income. The Fund is actively managed and does not track an index. The Fund’s investment in the Schwab US TIPS ETF represents greater than 75% of the Fund’s total investments. For further financial information, available upon request at no charge, on the Schwab US TIPS ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

The Quadratic Deflation ETF is an Environmental, Social and Governance (“ESG”) fixed income ETF that seeks to benefit from lower growth, deflation, lower or negative long-term interest rates, and/or a reduction in the spread between shorter and longer term interest rates by investing in US Treasuries and options. The Fund is actively managed and does not track an index. The Fund’s investment in the Vanguard Long-Term Treasury ETF represents greater than 75% of the Fund’s total investments. For further financial information, available upon request at no charge, on the Vanguard Long-Term Treasury ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

Notes to Financial Statements (Unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally is calculated by the Administrator and determined as of the regularly scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the Exchange is open.

Securities listed on a securities exchange (i.e. exchange-traded equity securities), market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by the Fund’s independent pricing agents at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time.

The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent. Exchange-traded options are valued at the last reported sales price on the exchange on which they are listed. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Over-the-counter (“OTC”) options are valued based upon prices determined

Notes to Financial Statements (Unaudited) (continued)

by the applicable independent, third party pricing agent. Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent. As of and during the period ended September 30, 2021, the Funds did not hold swaps, futures or forward foreign currency contracts.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued in the same manner as other exchange-traded equity securities (described above).

Securities for which market prices are not ‘‘readily available,’’ or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from the Trust’s third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using ‘‘fair value’’ pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time.

In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that trade outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that a Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Valuation Committee be called.

With respect to trade-halted securities, the Trust typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane recommends and the Trust’s Fair Valuation Committee determines to make additional adjustments.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day. In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of the Fund’s portfolio securities and the net asset value of its shares may change on days when share purchases or sales cannot occur. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Transactions in Fund shares will be priced at NAV only if shares are purchased or redeemed directly from a Fund in Creation Units. No secondary sales will be made to brokers or dealers at a concession

Notes to Financial Statements (Unaudited) (continued)

by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date.

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to the Fund’s Schedule of Investments.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of September 30, 2021, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements (Unaudited) (continued)

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

OPTIONS — The Quadratic Interest Rate Volatility and Inflation Hedge ETF purchases options seeking to benefit from relative interest rate movements, whether these movements arise from falling short-term interest rates or rising long-term interest rates (i.e., the spread between interest rates on U.S. interest rates and shorter-term interest widens), and to benefit from market stress when fixed income volatility increases. The Quadratic Deflation ETF purchases options seeking to benefit from relative interest rate movements, whether these movements arise from rising short-term interest rates or falling long-term interest rates (i.e., the spread between interest rates on U.S. interest rates and shorter-term interest narrows. When the Fund purchases an option, the Fund pays a cost (premium) to purchase the option. The Fund’s investments in options will be traded in the over-the counter (“OTC”) market. OTC derivative instruments generally have more flexible terms negotiated between the buyer and the seller. These instruments would generally be subject to greater counterparty risk. Many of the protections afforded to exchange participants will not be available for OTC options and there is no daily price fluctuation limits. OTC instruments also may be subject to greater liquidity risk. Under the Fund’s option contracts, the Fund pays upfront for the option contracts (i.e., the premium), and counterparties are not required to post variation margin. There is no potential additional cash outflow or future liability for the Fund under the options; the Fund’s only potential loss on such options is the premium paid in advance. However, the Fund’s options contracts are subject to counterparty risk, which is the risk of non-performance by an options counterparty. Such non-performance could result in a material loss to the Fund. The Fund is also subject to custodial risk as a result of (1) holding cash at the Fund’s custodian because such cash deposits are unsecured liabilities of the custodian and (2) the custodian, at times, sweeping excess cash to other banks, which would be unsecured liabilities of those other banks.

As of September 30, 2021, the Funds have open purchased option positions. Refer to the Fund’s Schedule of Investments for details regarding open options as of September 30, 2021.

For the period ended September 30, 2021, the average monthly cost for purchased options in the Quadratic Interest Rate Volatility and Inflation Hedge ETF and Quadratic Deflation ETF was $198,754,095 and $217,250, respectively.

Notes to Financial Statements (Unaudited) (continued)

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for the Funds as of September 30, 2021:

Quadratic Interest Rate Volatility and Inflation Hedge ETF
	Financial Derivative Assets		Financial Derivative Liabilities		Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure†
Counterparty	Options	Total Over the Counter	Options	Total Over the Counter
Goldman Sachs	$101,342,260	$101,342,260	$—	$—	$101,342,260	$—	$101,342,260
Morgan Stanley	17,247,825	17,247,825			17,247,825		17,247,825
Nomura	54,509,490	54,509,490	—	—	54,509,490	—	54,509,490
Total over the counter	$173,099,575	$173,099,575	$—	$—
Quadratic Deflation ETF
	Financial Derivative Assets		Financial Derivative Liabilities		Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure†
Counterparty	Options	Total Over the Counter	Options	Total Over the Counter
Goldman Sachs	$178,791	$178,791	$—	$—	$178,791	$—	$178,791
Total over the counter	$178,791	$178,791	$—	$—
†	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can be netted only across transactions governed under the same master agreement with the same legal entity.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Ordinarily, each Fund typically distributes any net investment income monthly and makes any capital gain distributions once a year (usually in December). Each Fund may make distributions on a more frequent basis. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of London Inter-bank Offered Rate (“LIBOR”) plus 2.00%. Cash overdraft charges are included in “Interest Expense” on the Statements of Operations.

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares is a Creation Unit of 25,000 Shares, or multiples thereof). In its discretion, the Trust reserves the right to increase or decrease the number of each Fund’s shares that constitute a Creation Unit.

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary

Notes to Financial Statements (Unaudited) (continued)

market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee may be charged.

The following table discloses Creation Unit breakdown for the period ended September 30, 2021:

KraneShares Funds	Creation Unit Shares	Standard Transaction Fee – Subscriptions	Value at September 30, 2021	Standard Transaction Fee – Redemptions	Maximum Variable Transaction Fee*
Quadratic Interest Rate Volatility and Inflation Hedge ETF	25,000	—	$695,750	$—	2.00%
Quadratic Deflation ETF	25,000	—	598,500	—	2.00%
*	As a percentage of the Creation Unit(s) purchased/redeemed.

The Adviser may adjust the transaction fees from time to time based on actual experience.

CASH AND CASH EQUIVALENTS — The Fund is also subject to custodial risk as a result of (1) holding cash at the Fund’s custodian because such cash deposits are unsecured liabilities of the custodian and (2) the custodian, at times, sweeping excess cash to other banks, which would be unsecured liabilities of those other banks.

3. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering the Fund’s investment program and the general management and administration of the Trust. The Board of Trustees of the Trust supervises Krane and establishes policies that Krane must follow in its management activities.

The Agreement requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the 1940 Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board.

The Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Funds, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect

Notes to Financial Statements (Unaudited) (continued)

the Funds. Pursuant to the Agreement between the Trust and the Adviser, the Funds pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund.

KraneShares Fund	Management Fee
Quadratic Interest Rate Volatility and Inflation Hedge ETF	0.99%
Quadratic Deflation ETF	0.99%

Pursuant to the terms of a Fee Waiver Agreement, Krane has contractually agreed to waive its management fee for the Quadratic Deflation ETF by 0.05% of the Funds’ average daily net assets. This Fee Waiver agreement will continue until August 1, 2022. The Fee Waiver Agreement may only be terminated by the Board.

Prior to August 1, 2021, Krane contractually agreed to waive its management fee by 0.05% of the Quadratic Interest Rate Volatility and Inflation Hedge ETF’s average daily net assets.

The Adviser and the Sub-Adviser bear all of their own costs associated with providing these advisory services. As part of its agreement with the Trust, the Adviser has contractually agreed to pay all operating expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except as set forth above and as otherwise indicated in those agreements.

SUB-ADVISORY AGREEMENT — Quadratic serves as the Sub-Adviser to the Funds and is responsible for the day-to-day management of the Funds, subject to the supervision by the Adviser and the Board. For the services Quadratic provides to the Funds, the Adviser pays Quadratic a fee equal to 76% of the sum of: (i) the total gross management fee due to the Adviser from the Fund under the terms of the Advisory Agreement minus (ii) any applicable fee waivers from time to time entered into between the Fund and the Adviser. Under the Sub-Advisory Agreement, the fee will be calculated daily and paid monthly.

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended September 30, 2021, no fees were charged under the Plan, since no such fees are currently paid by the Funds and the Board of Trustees has not currently approved the commencement of any payments under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. BBH serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

Notes to Financial Statements (Unaudited) (continued)

4. INVESTMENT TRANSACTIONS

For the period ended September 30, 2021, the purchases and sales of investments in securities excluding in-kind transactions, options, long-term U.S. Government and short-term securities were:

KraneShares Funds	Purchases	Sales and Maturities
Quadratic Interest Rate Volatility and Inflation Hedge ETF	$—	$—
Quadratic Deflation ETF	—	—

For the period ended September 30, 2021, in-kind transactions associated with creations and redemptions were:

KraneShares Funds	Purchases	Sales and Maturities	Realized Gain/(Loss)
Quadratic Interest Rate Volatility and Inflation Hedge ETF	$1,280,255,250	$560,845,167	$22,802,576
Quadratic Deflation ETF	4,824,128	—	—

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. For example, the income or loss resulting from the Funds’ investments in derivatives tied to interest rates is characterized as ordinary income or loss, even though such derivatives may be characterized as capital assets and realized gain (loss) for purposes of U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent difference is income or loss resulting from the Funds’ investments in derivatives tied to interest rates that is characterized as ordinary income or loss, even though such derivatives may be characterized as capital assets for purposes of U.S. GAAP. The permanent difference that is credited or charged to Paid-in-Capital and Distributable Earnings is redemption-in-kind transactions. To the extent these differences are permanent in nature, such as redemption in kind transactions and derivatives characterized as ordinary income, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The Quadratic Deflation ETF did not commence operations prior to March 31, 2021.

The tax character of dividends and distributions paid during the year or period ended March 31, 2021 and March 31, 2020 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Quadratic Interest Rate Volatility and Inflation Hedge ETF
2021	$24,083,810	$—	$6,180,242	$30,264,052
2020	1,560,373	—	688,901	2,249,274

Notes to Financial Statements (Unaudited) (continued)

As of March 31, 2021, the components of tax basis distributable earnings were as follows:

Quadratic Interest Rate Volatility and Inflation Hedge ETF
Qualified Late-Year Loss Deferrals	$(3,995,856)
Unrealized Appreciation on Investments and Foreign Currency	56,123,567
Total Distributable Earnings	$52,127,711

Qualified late year ordinary loss deferrals (including currency and specified gain/loss items) represent losses realized from January 1, 2021 through March 31, 2021 and November 1, 2020 through March 31, 2021, respectively, that in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

The Quadratic Interest Rate Volatility and Inflation Hedge ETF had no capital losses carry forward.

The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2021, were as follows:

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Quadratic Interest Rate Volatility and Inflation Hedge ETF	$3,223,228,639	$48,526,804	$(95,226,831)	$(46,700,027)
Quadratic Deflation ETF	5,041,378	—	(223,517)	(223,517)

6. CONCENTRATION OF RISKS

As with all exchange-traded funds (“ETFs”), shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

CASH AND CASH EQUIVALENTS RISK — The Funds may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Funds may invest is rapidly rising. If a Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

DERIVATIVES RISK — The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on a Fund and may cause a Fund to be more volatile. Derivatives may at times be highly illiquid, and a Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect a Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Funds to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Funds may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty

Notes to Financial Statements (Unaudited) (continued)

fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets. Many derivatives are subject to segregation requirements that require the Funds to segregate the market or notional value of the derivatives, which could impede the portfolio management of the Funds.

The derivative instruments and techniques that the Funds may principally use include:

Options Risk.    If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or swap on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Funds. In general, most options on interest rate swaps are “European-style” options, which means that they can only be exercised at the end of the option term. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

The options strategies used by Quadratic Deflation ETF may involve writing covered options and are structured as long call spreads, long put spreads or long butterflies. If there is a broad market move, the strategies may not have the same return as a strategy composed of only long options. The Funds will pay a premium for its options strategies and they are structured to limit the potential loss to the Funds to the market value of the options strategy; however, there is no guarantee that this will occur. If an option that the Funds have purchased is never exercised or closed out, the Funds will lose the amount of the premium it paid and the use of those funds.

OTC options generally have more flexible terms negotiated between the buyer and the seller, but the counterparties may be required to post “variation margin” as frequently as daily to reflect any gains or losses in such options contracts. Where, as here, such variation margin is not required to be posted, such instruments are generally subject to greater credit risk and counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the option. Counterparty risk may arise because of market activities and developments, the counterparty’s financial condition (including financial difficulties, bankruptcy, or insolvency), or other reasons. OTC instruments also may be subject to greater liquidity risk.

ETF RISK. As ETFs, the Funds are subject to the following risks:

Authorized Participants Concentration Risk.    The Funds have a limited number of financial institutions that may act as Authorized Participants. To the extent that Authorized Participants exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem, shares of that Fund may be more likely to trade at a premium or discount to NAV and possible face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Funds, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Premium/Discount Risk.    There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a

Notes to Financial Statements (Unaudited) (continued)

result, shareholders of that Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

Secondary Market Trading Risk.    Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads and trading in a Fund’s shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of a Fund. In addition, although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that a Fund’s shares will continue to be listed.

FIXED INCOME SECURITIES RISK — Investing in fixed income securities subjects the Funds to the following risks:

Credit Risk.    Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.

Event Risk.    Event risk is the risk that an unexpected event could interfere with an issuer’s ability to make timely interest or principal payments or that causes market speculation about the issuer’s ability to make such payments, which could cause the credit quality and market value of an issuer’s bonds and/or other debt securities to decline significantly.

Interest Rate Risk.    Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. The current low interest rate environment increases the risks associated with rising interest rates.

Maturity Risk.    The value of the Funds’ fixed income investments is also dependent on the maturity of the invetsments. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

HEDGING RISK — The Quadratic Interest Rate Volatility and Inflation Hedge ETF seeks to mitigate (or hedge) the risk associated with the potential impact of a steepening U.S. interest rate curve (“curve risk”), an increase in inflation and inflation expectations, and an increase in interest rate volatility on the performance of U.S. government bonds. The Quadratic Deflation ETF seeks to mitigate (or hedge) the risk associated with the potential impact of a flattening U.S. interest rate curve (“curve risk”), a decrease in inflation and inflation expectations on the performance of U.S. government bonds.

Neither of the Funds seek to mitigate credit risk, non-curve interest rate risk, or other factors influencing the price of U.S. government bonds, which factors may have a greater impact on the bonds’ returns than the U.S. interest rate curve or inflation. Further, there is no guarantee that the Funds’ investments will eliminate or mitigate curve risk, inflation (deflation) risk or the potential impact of interest rate volatility on long positions in U.S. government bonds. If interest rates rise or fall in parallel within the U.S. interest rate curve, the Funds will not be hedged.

Notes to Financial Statements (Unaudited) (continued)

In addition, for the Quadratic Interest Rate Volatility and Inflation Hedge ETF (“IVOL”), when the U.S. interest rate curve flattens or inverts, the IVOL investments in options may lose value or end up worthless. Under such circumstances, the Fund will generally underperform a portfolio comprised solely of U.S. government bonds (without the options owned by the Fund). In a flattening or inverted curve environment, the Fund’s hedging strategy could result in disproportionately larger losses in the Fund’s options as compared to gains or losses in its U.S. government bond positions attributable to interest rate changes. There is no guarantee that IVOL will have positive returns, even in environments of sharply rising inflation rates in which the Fund’s options might be expected to mitigate the effects of such rises. The Fund will incur expenses when entering into positions in rate-linked options. Moreover, to the extent that curve risk has been priced into the U.S. government bonds owned by IVOL, the Fund will underperform other investments even during periods of curve steepening.

In addition, for the Quadratic Deflation ETF (“BNDD”) when the U.S. interest rate curve steepens, BNDD’s investments in options may lose value or end up worthless. Under such circumstances, the Fund will generally underperform a portfolio comprised solely of U.S. government bonds (without the options owned by the Fund). In a steepening curve environment, the Fund’s hedging strategy could result in disproportionately larger losses in the Fund’s options as compared to gains or losses in its U.S. government bond positions attributable to interest rate changes. There is no guarantee that BNDD will have positive returns, even in environments of sharply falling inflation rates in which the Fund’s options might be expected to mitigate the effects of such drops. The Fund will incur expenses when entering into positions in rate-linked options. Moreover, to the extent that curve risk has been priced into the U.S. government bonds owned by BNDD, the Fund will underperform other investments even during periods of curve flattening.

HIGH PORTFOLIO TURNOVER RISK — The Funds may incur high portfolio turnover rates, which may increase the Funds’ brokerage commission costs and negatively impact the Funds’ performance. Such portfolio turnover also may generate net short-term capital gains.

INVESTMENT IN INVESTMENT COMPANIES RISK — The Funds’ investments in other investment companies (or funds), it will indirectly be exposed to the risks of such funds’ investments. Moreover, a Fund will incur its pro rata share of such funds’ expenses. Additionally, investments in ETFs are subject to ETF Risk.

LARGE SHAREHOLDER RISK (Quadratic Interest Rate Volatility and Inflation Hedge ETF) — To the extent a large number of shares of a Fund is held by a single shareholder or a small group of shareholders, the Fund is subject to the risk that redemption by those shareholders of all or a large portion of their shares will adversely affect the Fund’s performance by forcing the Fund to sell securities, potentially at disadvantageous prices, to raise the cash needed to satisfy such redemption requests. This risk may be heightened during periods of declining or illiquid markets, or to the extent that such large shareholders have short investment horizons or unpredictable cash flow needs. Such redemptions may also increase transaction costs and/or have adverse tax consequences for remaining shareholders.

LIBOR TRANSITION RISK — The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value.

Notes to Financial Statements (Unaudited) (continued)

The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

LIQUIDITY RISK — The Funds’ investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by a Fund, particularly during periods of market stress. In addition, if a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause a Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by a Fund stop trading, it may have a cascading effect and cause a Fund to halt trading. Volatility in market prices will increase the risk of a Fund being subject to a trading halt.

MANAGEMENT RISK — The Funds are actively-managed and may not meet their investment objectives based on the Sub-Adviser’s success or failure to implement investment strategies for the Funds. The Sub-Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Funds’ investment objective given actual market conditions.

MARKET RISK — The values of the Funds’ holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause volatility in global financial markets and negative sentiment, which could have a negative impact on a Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Funds are susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause a Funds’ investment to become less liquid and subject to erratic price movements.

NEW FUND RISK (Quadratic Deflation ETF) — If the Fund does not grow in size, it will be at greater risk than larger funds of wider bid–ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading.

NON-DIVERSIFIED FUND RISK — Because the Funds are non-diversified and may invest a greater portion of their assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in a Fund’s share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

RATE-LINKED DERIVATIVES INVESTMENT RISK — The Funds exposure to derivatives tied to interest rates subjects the Funds to greater volatility than investments in traditional securities, such as stocks and bonds. Investing in derivatives tied to interest rates, including through options tied to the shape of the U.S. interest rate curve, can be extremely volatile. The value of such investments may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments.

Notes to Financial Statements (Unaudited) (continued)

The Quadratic Interest Rate Volatility and Inflation Hedge ETF is expected to benefit from the options it holds if the U.S. interest rate curve steepens during the time period in which the Fund holds the options. However, if the U.S. interest rate curve flattens or inverts, the Fund will lose money on the options, up to the amount invested in option premiums, and underperform an otherwise identical bond fund that had not used such options. Rate-linked derivatives may lose money if interest rates change in a manner not anticipated by the Sub-Adviser. An increase in interest rates may cause the value of securities held directly or indirectly by the Fund to decline to the extent that the increase is not linked to a steepening of the U.S. interest rate curve or the Fund’s hedging strategy is not effectively implemented. Even if IVOL is hedged against losses due to interest rate increases linked to U.S. interest rate curve steepening, outright interest rate increases may lead to heightened volatility in the fixed-income markets and may positively affect the value of the Fund’s options while negatively impacting the Fund’s investments in TIPS. There can be no assurance that IVOL’s interest-rate linked options will accurately deliver positive returns if inflation experienced in the United States or the rate of expected future inflation reflected in the prices and yields of bonds held by the Fund rises. The Fund could lose money on the options held by the Fund, and the present value of the Fund’s portfolio investments could decrease if inflation increases. These interest rate-linked options may also cause the Fund’s net asset value and returns to be more volatile and expose the Fund to increased counterparty risk. Fluctuations in the steepness of the U.S. interest rate curve or the price of the options owned by the Fund could materially adversely affect an investment in the Fund. The Fund’s investments in options are not intended to mitigate duration and credit risk or other factors influencing the price of U.S. government bonds, which may have a greater impact on the bonds’ returns than curve risk. Moreover, to the extent that curve risk has been priced into the government bonds owned directly or indirectly by the Fund, the Fund could underperform other investments even during inflationary periods. There is no guarantee that the Fund will have positive performance even in environments of sharply rising inflation. There is no guarantee that the Fund will be able to successfully mitigate inflation risk or that bond values and interest rates will match changes in inflation rates.

The Quadratic Deflation ETF is expected to benefit from the options it holds if the U.S. interest rate curve flattens or inverts during the time period in which the Fund holds the options. However, if the U.S. interest rate curve steepens, the Fund will lose money on the options, up to the amount invested in option premiums, and underperform an otherwise identical bond fund that had not used such options. Rate-linked derivatives may lose money if interest rates change in a manner not anticipated by the Sub-Adviser. An increase in interest rates may cause the value of securities held directly or indirectly by the Fund to decline to the extent that the increase is not linked to a flattening of the U.S. interest rate curve or the Fund’s hedging strategy is not effectively implemented. Even if the Fund is hedged against losses due to interest rate increases linked to U.S. interest rate curve flattening, outright interest rate increases may lead to heightened volatility in the fixed-income markets and may positively affect the value of the Fund’s options while negatively impacting the Fund’s investments in nominal treasuries. There can be no assurance that the Fund’s interest-rate linked options will accurately deliver positive returns if inflation experienced in the United States or the rate of expected future inflation reflected in the prices and yields of bonds held by the Fund falls. The Fund could lose money on the options held by the Fund, and the present value of the Fund’s portfolio investments could decrease if inflation decreases. These interest rate-linked options may also cause the Fund’s net asset value and returns to be more volatile and expose the Fund to increased counterparty risk. Fluctuations in the steepness of the U.S. interest rate curve or the price of the options owned by the Fund could materially adversely affect an investment in the Fund. The Fund’s investments in options

Notes to Financial Statements (Unaudited) (continued)

are not intended to mitigate duration and credit risk or other factors influencing the price of U.S. government bonds, which may have a greater impact on the bonds’ returns than curve risk. Moreover, to the extent that curve risk has been priced into the government bonds owned directly or indirectly by the Fund, the Fund could underperform other investments even during deflationary periods. There is no guarantee that the Fund will have positive performance even in environments of sharply falling inflation. There is no guarantee that the Fund will be able to successfully mitigate deflation risk or that bond values and interest rates will match changes in inflation rates.

RETURN OF CAPITAL DISTRIBUTIONS FROM THE FUND REDUCE THE TAX BASIS OF FUND SHARES — Historically, a portion of the Funds’ distributions have been treated as a return of capital for tax purposes. Return of capital distributions are not taxable income to you but reduce your tax basis in your shares of a Fund. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of shares of a Fund. There is no guarantee that the character of the Funds’ distributions will be similar in the future.

TAX RISK — To qualify for the favorable U.S. federal income tax treatment accorded to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), a Fund must satisfy certain income, asset diversification and distribution requirements each year. Among other requirements, a Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income and the Fund’s assets must be diversified so that at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, subject to certain other limitations (see the “Taxes” section in the SAI for additional information). A Fund’s investments in certain rate-linked derivative instruments (such as rate-linked options) may generate income that is not qualifying income and such investments may not be treated as investments in “securities” for purposes of the asset diversification requirement. Each Fund will also need to manage its exposure to derivatives counterparties for purposes of satisfying the diversification test. If a Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance. The failure by a Fund to qualify as a RIC would have significant negative tax consequences to Fund shareholders and would significantly and adversely affect a shareholder’s return on its investment in the Fund. Under certain circumstances, a Fund may be able to cure a failure to meet the qualifying income test or asset diversification test if such failure was due to reasonable cause and not willful neglect, but to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

TIPS RISK (Quadratic Interest Rate Volatility and Inflation Hedge ETF) — U.S. Treasury Inflation-Protected Securities (“TIPS”) are debt instruments issued by the by the United States Department of the Treasury. The principal of TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index (“CPI”). When TIPS mature, investors are paid the adjusted principal or original principal, whichever is greater. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. Inflation-indexed bonds generally pay a lower nominal interest rate than a comparable non-inflation-indexed bond. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable

Notes to Financial Statements (Unaudited) (concluded)

ordinary income, even though the Fund or applicable underlying ETF will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives. In addition, TIPS are subject to credit risk, interest rate risk, and maturity risk.

U.S. GOVERNMENT OBLIGATIONS RISK — Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

VALUATION RISK — Independent market quotations for certain investments held by the Funds may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that a Fund may not be able to sell an investment at the price assigned to the investment by the Fund.

7. OTHER

At September 30, 2021, all shares issued by the Funds were in Creation Units to Authorized Participants through primary market transactions (e.g., transactions directly with the Fund). However, the individual shares that make up those Creation Units are traded on the NYSE Arca Exchange (i.e., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

8. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of the date the financial statements were issued.

Approval of Investment Advisory Agreements (Unaudited)

At a meeting held on November 19, 2020, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved:

•	the investment advisory agreement (the “KFA Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust on behalf of the Quadratic Deflation ETF (“the Fund ”); and
•	the sub-advisory agreement (the “Sub-Advisory Agreement”) between Krane, on behalf of behalf of the Fund, and Quadratic Capital Management, LLC (“the Sub-Adviser” or “Quadratic”).

The Sub-Advisory Agreements and the Advisory Agreements are collectively referred to as the “Agreements.”

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on November 17, 2020, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests related to the Board’s consideration of the KFA Agreement with respect to the Fund. The Board also considered, in response to separate written requests to the Sub-Adviser, and information provided by Quadratic with respect to the Sub-Advisory Agreement. The Board noted that it will consider information at each of its regularly scheduled meetings related to, among other matters, the services provided by Krane and, as applicable, the Sub-Adviser. The Board also receives additional information from Krane outside of the regularly scheduled Board meetings and at executive sessions held by the Independent Trustees. As a result, the Board considered that its evaluation process with respect to Krane and the Sub-Adviser will be an ongoing one.

In evaluating the Agreements, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided to the Fund by the Sub-Adviser; (2) the proposed compensation to be paid under each Agreement; (3) the estimated costs of the services to be provided by Krane and the Sub-Adviser and the profitability expectations of Krane and the Sub-Adviser with respect to their relationship with the Funds; (4) the extent to which economies of scale could be realized as the Fund grows and whether the unitary fee charged under the KFA Agreement will enable investors in the Fund to share in any such economies of scale; and (5) other benefits Krane and the Sub-Adviser anticipates it may receive from its relationship with the Fund.

Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the November 17, 2020 executive session of the Independent Trustees and the November 19, 2020 meeting of the Board, the Board considered the nature, quality, and extent of the overall services to be provided by Krane and the Sub-Adviser under the Agreements. The Board considered the responsibilities of Krane under the KFA Agreement, including its obligation to oversee the services provided by the Sub-Adviser. The Board also discussed the nature, quality and extent of services to be provided by Quadratic under the Sub-Advisory Agreement.

The Board took note of the qualifications, background and responsibilities of Krane’s senior personnel that provide services to the Funds. The Board recognized that Krane invested significant time and effort in structuring the Trust and the Funds, assessing or working with the Sub-Adviser to assess the market appeal and the investment strategy of the Fund, and arranging service providers for the Trust. The Board considered that Krane established a securities lending program for the benefit of the Funds, although it noted that the Fund does not intend to participate in the securities lending

Approval of Investment Advisory Agreements (Unaudited) (continued)

program. The Board noted that Krane continually evaluates its existing compliance and operational staff, and that it has consistently sought to retain qualified and experienced staff in these areas as its business has grown. The Board also considered the financial condition of Krane and its current ownership structure. The Board noted that Krane is part of a larger family of investment management firms with significant resources, including administrative resources utilized by Krane.

The Board considered that Krane is responsible for establishing and monitoring the investment program for Funds managed directly by Krane, and that Krane continually monitors the investment program and performance of the Fund whose portfolio is managed, on a day-to-day basis, by the Sub-Adviser. The Board noted the time and effort spent by Krane and, as applicable, the Sub-Adviser to develop such Fund’s investment programs and to continually monitor the Fund’s performance. The Board also discussed the unique background of the portfolio managers at Quadratic.

Investment Performance

The Board noted that, because the Fund had not yet commenced investment operations, it had no investment performance. Once the Fund commences operations, however, the Board noted that it would receive regular reports regarding the performance of the Fund relative to a broad Morningstar peer group, as well as a select group of competitors identified by Krane and/or the Sub-Adviser. The Board discussed its experience with Krane’s management of existing operational series of the Trust that pursue different investment strategies. The Board also discussed its experience with Quadratic in connection with the management of Quadratic Interest Rate Volatility and Inflation Hedge ETF, an existing series of the Trust.

Compensation

The Board considered that pursuant to the KFA Agreement, Krane will enter into a unitary advisory fee arrangement for the Fund. Under the unitary fee arrangement, Krane will be responsible for paying most of the expenses incurred by each Fund, including those of the Fund’s principal service providers and fees payable to the Sub-Adviser. The Board reviewed and considered the fees proposed to be paid by the Fund in light of the nature, quality and extent of the services provided or obtained by Krane.

The Board noted Krane’s representation that the Fund offers unique investment exposure for shareholders and potential investors in registered funds. The Board considered that Krane will waive a portion of its management fee with respect to the Fund.

Although the Board received information regarding the fees proposed to be paid to the Sub-Advisers under the Sub-Advisory Agreements, the Board noted the arm’s-length nature of the relationship between Krane and each Sub-Adviser with respect to the negotiation of subadvisory fee rates. The Board also considered that Krane (and not the Funds) pays the Sub-Adviser’s fees.

Costs and Profitability

The Board considered the estimated cost of Krane’s services with respect to the Fund. The Board noted that, because the Fund had not yet launched, it was difficult to estimate how profitable they would be to Krane. The Independent Trustees received information from Krane regarding its financial stability and its profitability and discussed with Krane’s management how launching the Fund would likely impact such profitability. The Board considered information previously provided by Krane regarding the cost of its services and its profitability with respect to the existing operational series of

Approval of Investment Advisory Agreements (Unaudited) (continued)

the Trust. The Board noted Krane’s commitment to the Fund, including its proposal to implement a unitary fee structure under which it will bear many of the Fund’s expenses.

Although it reviewed information from the Sub-Adviser regarding the likely costs and profitability of providing services to the Fund, the Board noted the arm’s-length nature of the relationship between Krane and the Sub-Adviser with respect to the negotiation of the subadvisory fee rates. The Board considered that Krane, and not the Fund, was responsible for paying the subadvisory fees under each Sub-Advisory Agreement.

Economies of Scale

The Board considered whether Krane would realize economies of scale with respect to its services to the Fund as it grows larger, including the extent to which this would be reflected in the level of fees to be paid by the Fund to Krane. The Board noted that the proposed advisory fee for the Fund did not include breakpoints, and that it was not possible—before the commencement of investment operations—to accurately evaluate potential economies of scale. The Board also noted that Krane continues to reinvest a portion of its profits in its business, including through the addition of compliance and operations personnel, and that any economies of scale could be shared with the Funds in this manner. Based on these and other considerations, including that the Funds are newly organized, the Board considered economies of scale not to be a material factor in its consideration of the Agreements.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Agreements. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Agreements. The Board noted that, as in the past, it will continue to monitor the Fund at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

Approval of the Existing Advisory Agreement and Sub-Advisory Agreement

At a meeting held on May 27-28, 2021, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved renewal of:

•	the investment advisory agreement between Krane Funds Advisors, LLC (“Krane”) and the Trust on behalf of Quadratic Interest Rate Volatility and Inflation Hedge ETF (the “Fund”), a series of the Trust; and
•	the sub-advisory agreement (the “the Sub-Advisory Agreement”) between Krane, on behalf of the Fund, and Quadratic Capital Management LLC (the “Sub-Adviser”). The Sub-Advisory Agreement and the Advisory Agreement are collectively referred to as the “Agreements.”

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on May 27, 2021, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests relating to the Board’s consideration of the

Approval of Investment Advisory Agreements (Unaudited) (continued)

Advisory Agreement with respect to the Fund. The Board also considered information provided by the Sub-Adviser in response to a separate written request directed to the Sub-Adviser.

The Board considered that its evaluation process with respect to Krane and the Sub-Adviser is an ongoing one, and the Board considers information at each of its regularly scheduled meetings related to, among other matters, the services provided to the Fund by Krane and the Sub-Adviser. The Board also receives additional information from Krane outside of the regularly scheduled Board meetings, including at executive sessions held by the Independent Trustees.

In evaluating the Agreements, the Board considered, among other matters: (1) the nature, extent, and quality of the services provided to the Fund by Krane and by the Sub-Adviser; (2) the compensation paid under the Agreements; (3) the costs of the services provided by Krane and the profitability of Krane with respect to its relationship with the Fund; (4) the extent to which economies of scale could be realized as the Fund grows and whether the unitary fee charged under the Advisory Agreement will enable investors in the Fund to share in any such economies of scale; and (5) other benefits Krane and the Sub-Adviser receive from their respective relationship with the Fund.

Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the May 27, 2021 executive session of the Independent Trustees and the May 27-28, 2021 meeting of the Board, the Board considered the nature, quality, and extent of the overall services provided by Krane and the Sub-Adviser under the Agreements. The Board considered the responsibilities of Krane with respect to the Fund under the Advisory Agreement, including its obligation to oversee the services provided by the Sub-Adviser. The Board also discussed the nature, quality and extent of services provided by the Sub-Adviser under the Sub-Advisory Agreement.

The Advisory Agreement

•	The Board considered the expertise of Krane personnel charged with oversight of the Sub-Advisers.
•	The Board recognized that Krane has invested and continues to invest significant time and effort in structuring the Trust and the Fund. The Board noted that Krane, together with the Sub-Adviser, is responsible for assessing the market appeal and the investment strategy of the Fund.
•	The Board considered that Krane is responsible for arranging service providers for the Trust.
•	The Board noted that Krane continues to evaluate its existing compliance and operational staff, and that Krane continually seeks to retain qualified and experienced staff in these areas and to invest in additional resources as its business continues to grow.
•	The Board considered the financial condition of Krane and noted that Krane is part of a larger family of investment management firms with significant resources.

The Sub-Advisory Agreement

•	The Board took note of the qualifications and experience of the Sub-Adviser’s chief investment officer, noting her considerable expertise in managing a portfolio of over-the-counter options.
•	The Board considered the Sub-Adviser’s involvement in developing the Fund’s investment strategy and marketing the Fund to potential institutional investors. The Board recognized the increase in the Fund’s assets.
•	The Board noted that, at the Meeting, the Independent Trustees had an opportunity to speak with the Fund’s portfolio manager regarding the Fund’s investment strategy and recent growth.

Approval of Investment Advisory Agreements (Unaudited) (continued)

Investment Performance

The Board noted that it considers the performance of the Fund at each regular meeting of the Board. At such meetings, Krane presents information regarding the performance of the Fund versus an identified Morningstar peer group. At the Meeting, the Board considered the Fund’s performance versus its broad Morningstar peer group, as well as a select group of competitors identified by Krane and the Sub-Adviser (“identified peers”). The Board noted that the Fund is actively managed and considered the performance of the Fund relative to its respective peer groups. The Board noted that the Fund is performing well and its performance is above the median of its respective peer group.

Compensation

The Board considered that pursuant to the Advisory Agreement, Krane has entered into a unitary advisory fee arrangement for the Fund. Under the unitary fee arrangement, Krane is responsible for paying most of the Fund’s expenses, including those of the Fund’s principal service providers and the Sub-Adviser. The Board considered the information provided by Krane regarding the amounts it pays to the Fund’s service providers under the unitary fee arrangement. The Board reviewed and considered the fees paid by the Fund in light of the nature, quality and extent of the services provided or obtained by Krane.

The Board noted that: (1) the management fees paid by the Fund is higher than the median management fee within its Morningstar peer group and the Fund’s total expense ratio is above the median expense ratio for the Fund’s Morningstar peer groups. The Board considered that the Morningstar peer groups for the Fund does not reflect the unique exposure and thematic approach of the Fund and considered that the Fund’s total expense ratio is generally consistent with those of its identified peers. The Board noted Krane’s representation that the Fund offers unique investment exposure for investors in U.S. registered funds. The Board also considered the effect of the Fund’s assets under management on its net expense ratio.

The Board took notice of the management fees and total expense ratio of the Fund, which are in the top quartile when compared to the Fund’s Morningstar peer group. The Board considered that the Fund is actively-managed and that the other funds in its Morningstar peer group are passively-managed funds holding U.S. Treasury inflation-protected securities. The Board also considered that the funds in its Morningstar peer group generally do not invest in derivatives, whereas the Fund invests a significant portion of its assets in over-the-counter options. The Board considered that the Fund’s management fee and expense ratio compare more favorably to the identified peers, and that the Fund’s management fee and expense ratio are in the second and bottom quartile, respectively, when compared to such peers. The Board considered the unique nature of the Fund, in light of representations by Krane and the Sub-Adviser that investment strategies similar to the Fund tend to be available only in private funds or separate accounts, and that such products are priced higher than registered funds and typically charge performance-based incentive fees.

Although the Board received information regarding the fees paid to the Sub-Adviser under the Sub-Advisory Agreement, the Board noted the arm’s-length nature of the relationship between Krane and the Sub-Adviser with respect to the negotiation of the sub-advisory fee rate. The Board also considered that Krane (and not the Fund) pays the Sub-Adviser’s fees.

Approval of Investment Advisory Agreements (Unaudited) (concluded)

Costs and Profitability

The Board considered that Krane is profitable and noted Krane’s commitment to the success of the Fund. The Board also noted the use of the unitary fee structure under which Krane bears the risk if certain of the Fund’s expenses increase or if the Fund’s assets decline to a level sufficient to cover such expenses.

The Board considered the effect of the Fund’s assets under management on the potential profitability of the Fund under the unitary fee structure in light of the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies, as well as other expenses Krane pays in accordance with the Advisory Agreement.

The Board did not consider information regarding the costs of services provided or profits realized by the Sub-Adviser from its relationship with the Fund, noting the arm’s-length nature of the relationship between Krane and the Sub-Adviser with respect to the negotiation of the sub-advisory fee rate on behalf of the Fund. The Board considered that Krane, and not the Fund, is responsible for paying the sub-advisory fees under the Sub-Advisory Agreement.

Other Benefits

The Board considered the extent to which Krane would derive ancillary benefits from the Fund’s operations. The Board noted that neither Krane nor Quadratic earns soft dollars in connection with its management of IVOL. The Board did not observe any other potential benefits to be realized by Krane or the Sub-Adviser from its relationship with the Fund and determined that, at present, fall-out benefits were not a material factor for the Board to consider in connection with the renewal of the Agreements.

Economies of Scale

The Board considered that the Fund is managed by Krane pursuant to a unitary fee advisory agreement, pursuant to which Krane bears all of the Fund’s expenses until it gathers sufficient assets under management to, in effect, pay its own costs. As a result, the Board observed, Krane subsidized the Fund for a period of time following its inception. The Board also considered that Krane continues to reinvest a significant portion of its profits in its business, including through the addition of compliance and operations personnel, and that any economies of scale are shared with the Fund in this manner. The Board determined to continue monitoring for potential economies of scale, but concluded that, at present, they were not a material factor for the Board to consider in connection with the renewal of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Agreements. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Agreements. The Board noted that, as in the past, it will continue to monitor the Fund at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Trust, on behalf of its separate series (“Funds”), has established a liquidity risk management program (the “Program”). The Program is designed to assess and manage each Fund’s liquidity risk. Liquidity risk is defined as the risk that a Fund could not meet requests to redeem its shares without significant dilution of remaining shareholders. The Board has designated a cross-functional committee, which is composed of Krane Funds Advisors, LLC (“Krane”) compliance and capital markets personnel and the Trust’s Chief Compliance Officer, to administer the Program (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program to assess and review, on an ongoing basis, the Funds’ liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Funds’ liquidity risk factors and the periodic classification (or re-classification, as necessary,) of the Funds’ investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) based on the number of days that it is reasonably expected to convert them into cash, in current market conditions, without significantly changing their value. In conducting its assessment, the Program Administrator utilizes information about each Fund’s investment strategy, its flows, the efficacy of its arbitrage mechanism (as indicated by the premiums and/or discounts and bid-ask spreads of its shares), the characteristics of the Fund’s shareholders and the Fund’s ability to honor redemptions in kind.

At a meeting of the Board in May 2021, the Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from January 1, 2020 through December 31, 2020 (the “Annual Report”). In the Annual Report, the Program Administrator confirmed that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and that the Program has been implemented and operated effectively. The Program Administrator is not aware of any weakness in the design and/or effectiveness of implementation of the Program and no material changes to the Program were proposed. In addition, the Program Administrator has concluded that each Fund investment strategy continues to be appropriate for an open-end fund. There were no material violations of the Program during the reporting period. At subsequent quarterly meetings of the Board, the Program Administrator provided the Board with a summary of each Fund’s liquidity profile during the preceding quarter and the operation of the Program with respect thereto.

Disclosure of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage expenses; and (2) ongoing costs. All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2021 to September 30, 2021).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return.    This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return.    This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including brokerage commissions on the purchases and sale of Fund shares. Therefore, the expense examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs had been included, your costs would have been higher.

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 4/1/2021	Ending Account Value 9/30/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
Quadratic Interest Rate Volatility and Inflation Hedge ETF
Actual Fund Return	$1,000.00	$995.30	0.96%	$4.80
Hypothetical 5% Return	1,000.00	1,020.26	0.96	4.86

Quadratic Deflation ETF
Actual Fund Return(2)	$1,000.00	$957.60	0.96%	$0.26
Hypothetical 5% Return	1,000.00	1,020.26	0.96	4.86
(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period from 03/31/21 – 09/30/2021).
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 10/365 (to reflect the period from 09/20/21 – 09/30/21).

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares to Authorized Participants. It is calculated in accordance with the policies described in Note 2 in Notes to Financial Statements. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand of Fund Shares.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV. Shareholders may pay more than NAV when they buy Fund Shares and receive less than NAV when they sell those Shares, because Shares are bought and sold at Market Price.

Further information regarding premiums and discounts is available on the Funds’ website at https://kfafunds.com/ivol/ and https://kfafunds.com/bndd/. The premium and discount information contained on the website represents past performance and cannot be used to predict future results.

Privacy Notice

Adopted December 18, 2020

PRIVACY NOTICE

KRANE SHARES TRUST

FACTS	WHAT DOES KRANE SHARES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•   Social Security number and wire transfer instructions

•   account transactions and transaction history

•   investment experience and purchase history

When you are no longer our customer, we may continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Krane Shares Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Krane Shares Trust share information?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes — to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and records.	NO	We don’t share

Privacy Notice (concluded)

Reasons we can share your personal information:	Does Krane Shares Trust share information?	Can you limit this sharing?
For our affiliates’ everyday business purposes — information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-212-933-0393
What we do:
How does Krane Shares Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Krane Shares Trust collect my personal information?	We collect your personal information, for example, when you open an account We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•   sharing for affiliates’ everyday business purposes — information about your creditworthiness.

•   affiliates from using your information to market to you.

•   sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Krane Shares Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Krane Shares Trust does not jointly market.

KraneShares Trust:

280 Park Avenue 32nd Floor

New York, NY 10017

1-855-857-2638

http://kfafunds.com/

For inquires specific to The Quadratic Interest Rate Volatility and Inflation Hedge ETF and Quadratic Deflation ETF

+1-833-IVOL-ETF

(+1-833-486-5383)

https://www.ivoletf.com

1-888-BNDD-007

(1-888-263-3007)

https://www.bnddetf.com

Investment Adviser:

Krane Funds Advisors, LLC

280 Park Avenue 32nd Floor

New York, NY 10017

Investment Sub-Adviser:

Quadratic Capital Management LLC

39 Lewis Street, 4th Floor

Greenwich, CT 06830

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

280 Park Avenue 32nd Floor

New York, NY 10017

KRS-SA-002-0300

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR § 270.30a-3(d)) that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certification as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 9, 2021

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: December 9, 2021